Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Detail) - 12 months ended Dec. 31, 2022 € in Millions, kr in Millions, $ in Millions		USD ($) MWh Bcf	DKK (kr) [2]	EUR (€)
Fixed Price - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf		50
Fixed Price - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf		41
Basis - Natural Gas - Current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	154
Basis - Natural Gas - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	140
Fixed Price - Electricity - Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		16
Fixed Price - Electricity - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		8
Financial Transmission Rights - Electricity- Current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		45
Financial Transmission Rights - Electricity- Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		45
Oil - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $		$ 6
Oil - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $		6
Interest Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[2]	2,003
Interest Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[2]	$ 1,600
Foreign Currency Exchange Rate - Current Derivative Contract
Derivative [Line Items]
Derivative payment			kr 394	€ 780
Foreign Currency Exchange Rate - Current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment			394	780
Fixed Price - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf		2
Fixed Price - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf		2
Basis - Natural Gas - Non-current Derivative Contract
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	414
Basis - Natural Gas - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of derivative activity | Bcf	[1]	407
Fixed Price - Electricity - Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		35
Fixed Price - Electricity - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		9
Financial Transmission Rights - Electricity- Non-current Derivative Contract
Derivative [Line Items]
Volume of electricity | MWh		0
Financial Transmission Rights - Electricity- Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Volume of electricity | MWh		0
Oil - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment | $		$ 0
Oil - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $		0
Interest Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment | $	[2]	10,707
Interest Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment | $	[2]	$ 1,950
Foreign Currency Exchange Rate - Non-current Derivative Contract
Derivative [Line Items]
Derivative payment			4,167	2,131
Foreign Currency Exchange Rate - Non-current Derivative Contract | Virginia Electric and Power Company
Derivative [Line Items]
Derivative payment			kr 4,167	€ 2,131

[1]	Includes options.
[2]	Maturity is determined based on final settlement period.